Revolving Loans and Other Long-Term Debt Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 27, 2014	Dec. 31, 2013
Revolving Loans and Other Long-Term Debt Instruments

Revolving loans and other long-term debt instruments at December 31, 2013 and June 27, 2014 consisted of the following (in thousands):

	December 31, 2013	June 27, 2014

U.S. term loan	$229,438	$228,263
Debt discount on U.S. term loan	(429)	(387)
U.S. revolving loans	-	11,000
Foreign debt	11,304	9,074
Capital lease obligations	2,422	2,202

	242,735	250,152
Less: Current portion	(6,904)	(6,389)

	$235,831	$243,763

Revolving loans and other long-term debt instruments at December 31, 2012 and 2013 consisted of the following (in thousands):

	2012	2013
U.S. term loans	$178,535	$229,438
Foreign debt	19,521	11,304
Capital lease obligations	2,760	2,422
Debt discount	—	(429)

	200,816	242,735
Less: Current portion	(8,725)	(6,904)

	$192,091	$235,831

Future Annual Maturities of Long-Term Debt Outstanding	Future annual maturities of long-term debt outstanding at December 31, 2013 are as follows (in thousands):

2014	$6,904
2015	4,376
2016	3,390
2017	2,739
2018	8,090
Thereafter	217,236

$242,735